Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

3. Derivative Instruments and Hedging Activities

We have entered into a number of separate forward contracts to hedge our exposures in Euros, British pounds sterling and Australian dollars. As of December 31, 2014, we had outstanding forward contracts to purchase 206,000 Euros and sell $252,745 United States dollars to hedge our intercompany exposures with our European operations. At the maturity of the forward contracts, we may enter into new forward contracts to hedge movements in the underlying currencies. At the time of settlement, we either pay or receive the net settlement amount from the forward contract and recognize this amount in other expense (income), net in the Consolidated Statements of Operations as a realized foreign exchange gain or loss. At the end of each month, we mark the outstanding forward contracts to market and record an unrealized foreign exchange gain or loss for the mark-to-market valuation. We have not designated forward contracts as hedges. During the years ended December 31, 2012, 2013 and 2014, there was $9,116 in net cash payments, $6,954 in net cash receipts and $21,125 in net cash payments, respectively, included in cash from operating activities from continuing operations related to settlements associated with foreign currency forward contracts.

Our policy is to record the fair value of each derivative instrument on a gross basis. The following table provides the fair value of our derivative instruments as of December 31, 2013 and 2014 and their gains and losses for the years ended December 31, 2012, 2013 and 2014:

Asset Derivatives
December 31,
	2013		2014
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Prepaid expenses and other	$ 72	Prepaid expenses and other	$—
Total		$ 72		$—

Liability Derivatives
December 31,
	2013		2014
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Accrued expenses	$ 5,592	Accrued expenses	$ 2,411
Total		$ 5,592		$ 2,411

		Amount of (Gain) Loss Recognized in Income on Derivatives
		December 31,
Derivatives Not Designated as Hedging Instruments	Location of (Gain) Loss Recognized in Income on Derivative	2012	2013	2014
Foreign exchange contracts	Other expense (income), net	$ 13,007	$ (2,955)	$ 18,016
Total		$ 13,007	$ (2,955)	$ 18,016

We have designated a portion of our 63/4% Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. For the years ended December 31, 2012, 2013 and 2014, we designated on average 101,167, 106,525 and 47,730 Euros, respectively, of the 63/4% Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded the following foreign exchange (losses) gains, net of tax, related to the change in fair value of such debt due to the currency translation adjustments, which is a component of accumulated other comprehensive items, net:

	Year Ended December 31,
	2012	2013	2014
Foreign exchange (losses) gains	$ (4,408)	$ (5,311)	$ 6,385
Tax benefit (expense) on foreign exchange (losses) gains	1,740	2,073	(57)
Foreign exchange (losses) gains, net of tax	$ (2,668)	$ (3,238)	$ 6,328

As of December 31, 2014, cumulative net gains of $13,812, net of tax are recorded in accumulated other comprehensive items, net associated with this net investment hedge.